John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 9/30/2023

Fund’s investments
As of 9-30-23 (unaudited)
	Shares	Value
Common stocks 95.7%		$130,287,859
(Cost $137,975,184)
Communication services 3.8%		5,165,533
Diversified telecommunication services 1.5%
AT&T, Inc.	25,571	384,076
BCE, Inc.	2,820	107,651
BT Group PLC	46,846	66,524
Koninklijke KPN NV	137,500	453,016
KT Corp.	3,152	77,614
Magyar Telekom Telecommunications PLC	19,465	28,517
Orange Polska SA	26,144	44,628
Orange SA	8,917	102,280
Proximus SADP	7,341	59,648
Spark New Zealand, Ltd.	16,001	46,064
Telefonica Brasil SA	8,971	77,064
Telenor ASA	8,144	92,358
Verizon Communications, Inc.	18,166	588,760
Entertainment 0.5%
DeNA Company, Ltd.	3,450	34,662
Universal Music Group NV	23,080	602,300
Interactive media and services 0.0%
Baidu, Inc., Class A (A)	719	12,101
Media 0.9%
Comcast Corp., Class A	2,323	103,002
Hakuhodo DY Holdings, Inc.	4,970	40,824
Megacable Holdings SAB de CV, Series CPO	17,889	39,520
Metropole Television SA	2,773	35,096
Nippon Television Holdings, Inc.	5,660	57,229
Omnicom Group, Inc.	2,527	188,211
RTL Group SA	1,350	46,293
Television Francaise 1	6,381	48,814
TV Asahi Holdings Corp.	4,240	47,914
WPP PLC	64,557	575,158
Wireless telecommunication services 0.9%
KDDI Corp.	20,210	618,637
MTN Group, Ltd.	5,451	32,455
SoftBank Corp.	49,046	555,117
Consumer discretionary 7.5%		10,205,412
Automobile components 0.5%
Continental AG	778	54,664
Hankook Tire & Technology Company, Ltd.	1,949	57,010
Hyundai Mobis Company, Ltd.	510	90,769
NOK Corp.	2,155	28,603
Nokian Renkaat OYJ	3,874	30,410
Stanley Electric Company, Ltd.	3,538	55,869
Sumitomo Electric Industries, Ltd.	6,450	77,703
Sumitomo Rubber Industries, Ltd.	5,180	57,193
Tachi-S Company, Ltd.	2,370	26,961
Tokai Rika Company, Ltd.	2,710	42,471
Toyota Boshoku Corp.	1,030	18,776
TS Tech Company, Ltd.	3,710	42,084
Unipres Corp.	3,620	28,055
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Automobile components (continued)
Valeo SE	3,273	$56,165
Automobiles 2.1%
Bayerische Motoren Werke AG	3,070	311,811
Dongfeng Motor Group Company, Ltd., H Shares	190,998	75,134
Great Wall Motor Company, Ltd., H Shares	42,140	49,970
Hero MotoCorp, Ltd.	3,433	126,023
Honda Motor Company, Ltd.	5,830	65,586
Isuzu Motors, Ltd.	127,396	1,601,572
Mercedes-Benz Group AG	1,017	70,780
Nissan Motor Company, Ltd.	22,180	97,886
Renault SA	1,699	69,517
Stellantis NV	7,776	148,898
Subaru Corp.	3,604	70,078
Toyota Motor Corp.	13,919	249,711
Broadline retail 0.5%
Alibaba Group Holding, Ltd. (A)	4,328	46,925
ASKUL Corp.	3,590	47,033
Seria Company, Ltd.	2,910	42,837
Woolworths Holdings, Ltd.	136,486	488,139
Distributors 0.1%
LKQ Corp.	2,835	140,361
Diversified consumer services 0.0%
Benesse Holdings, Inc.	360	4,403
Hotels, restaurants and leisure 1.1%
Darden Restaurants, Inc.	4,679	670,126
McDonald’s Corp.	1,339	352,746
OPAP SA	32,198	539,049
Household durables 0.5%
Coway Company, Ltd.	1,374	41,946
Crest Nicholson Holdings PLC	7,337	15,487
De’ Longhi SpA	1,833	39,812
Garmin, Ltd.	507	53,336
Nikon Corp.	3,045	32,070
Rinnai Corp.	2,930	54,788
Sekisui House, Ltd.	21,303	423,960
Specialty retail 2.6%
CECONOMY AG (A)	7,366	15,549
Industria de Diseno Textil SA	34,409	1,280,429
Kingfisher PLC	21,555	58,513
Mr. Price Group, Ltd.	12,689	93,148
The Home Depot, Inc.	5,838	1,764,010
The TJX Companies, Inc.	1,551	137,853
Tractor Supply Company	577	117,160
Xebio Holdings Company, Ltd.	3,685	24,639
Textiles, apparel and luxury goods 0.1%
Sanyo Shokai, Ltd.	760	10,134
The Swatch Group AG, Bearer Shares	334	85,545
Yue Yuen Industrial Holdings, Ltd.	18,971	21,715
Consumer staples 7.8%		10,668,687
Beverages 1.1%
Anhui Gujing Distillery Company, Ltd., B Shares	5,121	85,831
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer staples (continued)
Beverages (continued)
Cia Cervecerias Unidas SA, ADR	1,264	$15,926
Coca-Cola Icecek AS	2,803	40,326
Embotelladora Andina SA, Series B, ADR	3,274	42,398
Keurig Dr. Pepper, Inc.	6,492	204,952
Kirin Holdings Company, Ltd.	5,420	75,882
PepsiCo, Inc.	2,094	354,807
Pernod Ricard SA	1,090	181,474
The Coca-Cola Company	8,100	453,438
Consumer staples distribution and retail 0.2%
Atacadao SA	28,336	50,172
BIM Birlesik Magazalar AS	6,592	65,946
Carrefour SA	4,875	83,729
J Sainsbury PLC	11,910	36,677
Sundrug Company, Ltd.	691	18,728
Tsuruha Holdings, Inc.	985	66,163
Food products 1.4%
Archer-Daniels-Midland Company	2,474	186,589
Astral Foods, Ltd.	3,499	25,339
General Mills, Inc.	1,262	80,755
Kellogg Company	11,171	664,786
Nestle SA	5,936	671,931
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	195,282	12,814
Thai Union Group PCL	100,912	40,117
The Kraft Heinz Company	1,489	50,090
Ulker Biskuvi Sanayi AS (A)	16,551	56,620
WH Group, Ltd. (B)	124,227	65,023
Household products 1.1%
Colgate-Palmolive Company	3,806	270,645
Kimberly-Clark Corp.	373	45,077
The Procter & Gamble Company	7,949	1,159,441
Personal care products 1.6%
Colgate-Palmolive India, Ltd.	23,534	566,250
Kenvue, Inc.	31,120	624,890
Unilever PLC	15,913	787,165
Unilever PLC, ADR	5,478	270,613
Tobacco 2.4%
Altria Group, Inc.	14,262	599,717
British American Tobacco PLC	15,339	481,624
Philip Morris International, Inc.	24,117	2,232,752
Energy 9.7%		13,163,600
Energy equipment and services 0.2%
Baker Hughes Company	4,432	156,538
Fugro NV (A)	2,288	35,076
Trican Well Service, Ltd.	7,250	24,821
Oil, gas and consumable fuels 9.5%
ARC Resources, Ltd.	2,729	43,560
BP PLC	35,318	227,658
Chevron Corp.	5,765	972,094
China Shenhua Energy Company, Ltd., H Shares	15,827	51,213
Coal India, Ltd.	61,421	217,837
ConocoPhillips	4,590	549,882
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Coterra Energy, Inc.	40,751	$1,102,315
Diamondback Energy, Inc.	1,305	202,118
Enbridge, Inc.	26,648	883,852
ENEOS Holdings, Inc.	152,716	601,111
Eni SpA	21,086	338,721
EOG Resources, Inc.	11,715	1,484,993
Equinor ASA	36,760	1,204,700
Exxon Mobil Corp.	10,784	1,267,983
Oil & Natural Gas Corp., Ltd.	181,244	417,038
Oil India, Ltd.	16,049	57,665
OMV AG	4,584	218,953
ORLEN SA	18,813	252,052
Phillips 66	1,139	136,851
Shell PLC	12,022	381,028
TotalEnergies SE	30,123	1,980,567
Ultrapar Participacoes SA	12,238	45,650
Woodside Energy Group, Ltd.	8,384	194,937
Yankuang Energy Group Company, Ltd., H Shares	60,636	114,387
Financials 23.3%		31,749,339
Banks 10.4%
ABN AMRO Bank NV (B)	6,926	97,882
AIB Group PLC	14,780	66,247
Banco Bilbao Vizcaya Argentaria SA	12,944	104,755
Banco Bradesco SA, ADR	32,462	92,517
Banco do Brasil SA	21,293	199,859
Banco Santander SA	152,014	578,880
Bank Mandiri Persero Tbk PT	416,954	162,290
Bank of America Corp.	33,472	916,463
Bank of Beijing Company, Ltd., Class A	105,600	66,994
Bank of Chengdu Company, Ltd., Class A	25,100	47,457
Bank of Ireland Group PLC	7,319	71,548
Bank of Jiangsu Company, Ltd., Class A	88,600	87,304
BNP Paribas SA	2,134	135,693
BPER Banca	20,710	62,948
CaixaBank SA	19,599	78,082
Canara Bank	12,606	56,992
China CITIC Bank Corp., Ltd., H Shares	166,426	77,230
CIMB Group Holdings BHD	50,945	58,854
Dah Sing Financial Holdings, Ltd.	8,765	18,502
DGB Financial Group, Inc.	6,182	35,998
DNB Bank ASA	38,330	770,117
Erste Group Bank AG	2,771	95,702
FinecoBank SpA	57,131	689,872
Grupo Financiero Banorte SAB de CV, Series O	9,287	77,840
HSBC Holdings PLC	96,606	755,979
Huntington Bancshares, Inc.	7,295	75,868
Industrial Bank of Korea	51,559	427,826
ING Groep NV	8,206	108,156
JPMorgan Chase & Co.	10,097	1,464,267
Kasikornbank PCL	25,158	86,836
Kasikornbank PCL, NVDR	1,593	5,498
KB Financial Group, Inc.	2,759	112,531
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
M&T Bank Corp.	3,843	$485,947
Mitsubishi UFJ Financial Group, Inc.	184,864	1,566,566
Mizuho Financial Group, Inc.	16,897	286,876
New York Community Bancorp, Inc.	14,749	167,254
Regions Financial Corp.	9,445	162,454
Resona Holdings, Inc.	13,630	75,363
Royal Bank of Canada	9,572	836,515
Sberbank of Russia PJSC, ADR (A)(C)	3,353	1,174
Security Bank Corp.	19,906	28,112
Shinhan Financial Group Company, Ltd.	6,351	167,147
Societe Generale SA	4,232	102,404
Standard Chartered PLC	17,335	159,439
Sumitomo Mitsui Trust Holdings, Inc.	17,871	672,790
The Bank of Nova Scotia	17,452	782,240
The Tochigi Bank, Ltd.	7,490	16,069
Truist Financial Corp.	8,448	241,697
U.S. Bancorp	7,851	259,554
Unicaja Banco SA (B)	39,371	42,222
UniCredit SpA	8,867	211,269
VTB Bank PJSC, GDR (A)(C)	55,420	1,108
Woori Financial Group, Inc.	29,117	263,948
Capital markets 3.4%
Ares Management Corp., Class A	11,827	1,216,643
BlackRock, Inc.	595	384,662
CME Group, Inc.	2,118	424,066
Morgan Stanley	2,434	198,785
Nomura Holdings, Inc.	11,053	44,261
The Blackstone Group, Inc.	9,108	975,831
The Carlyle Group, Inc.	1,596	48,135
The Goldman Sachs Group, Inc.	551	178,287
UBS Group AG	45,191	1,113,153
Consumer finance 0.0%
Vanquis Banking Group PLC	9,481	14,557
Financial services 0.9%
Bajaj Holdings & Investment, Ltd.	6,360	543,482
Equitable Holdings, Inc.	6,388	181,355
Fidelity National Information Services, Inc.	2,981	164,760
FirstRand, Ltd.	93,816	315,918
Insurance 8.3%
Admiral Group PLC	11,898	343,848
Ageas SA/NV	1,830	75,371
Allianz SE	2,966	705,837
American Financial Group, Inc.	1,363	152,206
American International Group, Inc.	3,128	189,557
Assicurazioni Generali SpA	7,190	146,765
Aviva PLC	26,246	124,226
AXA SA	50,781	1,506,614
Caixa Seguridade Participacoes SA	26,265	58,314
China Reinsurance Group Corp., H Shares	506,252	30,588
Chubb, Ltd.	670	139,481
Dai-ichi Life Holdings, Inc.	4,675	96,512
Legal & General Group PLC	140,654	379,531
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	4,382	$275,672
MS&AD Insurance Group Holdings, Inc.	18,703	684,423
Muenchener Rueckversicherungs-Gesellschaft AG	590	229,777
NN Group NV	2,484	79,633
Old Mutual, Ltd.	91,031	57,948
OUTsurance Group, Ltd.	270,869	611,400
Phoenix Group Holdings PLC	74,032	433,870
PICC Property & Casualty Company, Ltd., H Shares	458,000	586,464
Powszechny Zaklad Ubezpieczen SA	14,223	134,343
Sanlam, Ltd.	25,365	87,996
Sompo Holdings, Inc.	12,999	557,095
Suncorp Group, Ltd.	6,789	60,488
T&D Holdings, Inc.	8,485	139,536
Talanx AG	16,450	1,041,119
The Progressive Corp.	781	108,793
Tokio Marine Holdings, Inc.	64,059	1,483,202
Tongyang Life Insurance Company, Ltd. (A)	4,127	14,393
Tryg A/S	16,928	309,772
Zurich Insurance Group AG	1,152	527,104
Mortgage real estate investment trusts 0.3%
Annaly Capital Management, Inc.	18,949	356,431
Health care 10.1%		13,778,215
Biotechnology 1.3%
AbbVie, Inc.	8,206	1,223,186
Amgen, Inc.	1,198	321,974
Gilead Sciences, Inc.	2,862	214,478
Health care equipment and supplies 0.3%
Koninklijke Philips NV (A)	5,897	117,658
Medtronic PLC	3,086	241,819
Paramount Bed Holdings Company, Ltd.	1,510	23,764
Health care providers and services 0.2%
Alfresa Holdings Corp.	3,450	56,564
CVS Health Corp.	1,677	117,088
Fresenius SE & Company KGaA	3,270	101,567
Netcare, Ltd.	59,910	42,692
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,650	18,998
Pharmaceuticals 8.3%
Almirall SA	4,833	49,108
AstraZeneca PLC	6,148	829,269
AstraZeneca PLC, ADR	3,541	239,797
Bristol-Myers Squibb Company	9,899	574,538
Eisai Company, Ltd.	560	31,037
Genomma Lab Internacional SAB de CV, Class B	60,153	46,252
GSK PLC	11,282	204,134
Johnson & Johnson	15,756	2,453,997
Kissei Pharmaceutical Company, Ltd.	960	21,740
Merck & Company, Inc.	24,717	2,544,615
Novartis AG	13,488	1,377,511
Ono Pharmaceutical Company, Ltd.	3,410	65,398
Pfizer, Inc.	59,395	1,970,132
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Roche Holding AG	2,617	$714,444
Sanofi	773	83,001
Takeda Pharmaceutical Company, Ltd.	3,015	93,454
Industrials 9.3%		12,672,264
Aerospace and defense 2.3%
Austal, Ltd.	23,072	27,842
Babcock International Group PLC (A)	9,756	49,033
BAE Systems PLC	125,962	1,530,670
Dassault Aviation SA	148	27,876
General Dynamics Corp.	1,211	267,595
L3Harris Technologies, Inc.	671	116,835
Lockheed Martin Corp.	2,199	899,303
RTX Corp.	1,916	137,895
Air freight and logistics 0.3%
bpost SA	3,353	18,359
United Parcel Service, Inc., Class B	1,534	239,105
Yamato Holdings Company, Ltd.	4,860	79,102
Building products 0.6%
Cie de Saint-Gobain SA	1,857	111,142
Geberit AG	250	124,669
Johnson Controls International PLC	10,923	581,213
Commercial services and supplies 0.5%
Aeon Delight Company, Ltd.	1,639	36,088
Brambles, Ltd.	60,452	555,344
Prosegur Cia de Seguridad SA	14,768	23,754
Construction and engineering 0.4%
Bouygues SA	12,677	443,246
Chiyoda Corp. (A)	4,795	12,135
Implenia AG	312	10,233
JGC Holdings Corp.	4,715	65,513
Electrical equipment 0.3%
Cosel Company, Ltd.	3,110	25,870
Eaton Corp. PLC	601	128,181
Emerson Electric Company	2,859	276,094
Ushio, Inc.	2,040	24,757
Zumtobel Group AG	1,814	11,529
Ground transportation 0.1%
ALD SA (B)	4,934	38,099
Canadian National Railway Company	1,241	134,393
Industrial conglomerates 0.4%
3M Company	2,431	227,590
CK Hutchison Holdings, Ltd.	13,910	73,849
Honeywell International, Inc.	666	123,037
Siemens AG	1,031	147,339
Machinery 2.3%
Amada Company, Ltd.	4,790	48,155
Daimler Truck Holding AG	3,121	108,062
Duerr AG	980	26,519
Epiroc AB, B Shares	35,054	560,769
Hino Motors, Ltd. (A)	8,750	33,377
Hisaka Works, Ltd.	2,040	13,044
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Husqvarna AB, B Shares	68,976	$526,367
Kone OYJ, B Shares	1,455	61,314
Kubota Corp.	4,640	68,258
Makino Milling Machine Company, Ltd.	622	27,130
Makita Corp.	2,617	64,533
Metso OYJ	50,299	527,479
OKUMA Corp.	611	26,833
OSG Corp.	3,570	41,979
PACCAR, Inc.	7,118	605,172
SKF AB, B Shares	6,581	109,255
Stanley Black & Decker, Inc.	2,029	169,584
Sumitomo Heavy Industries, Ltd.	2,250	56,977
Tadano, Ltd.	1,030	8,738
THK Company, Ltd.	3,630	66,263
Wartsila OYJ ABP	2,345	26,578
Marine transportation 0.4%
Mitsui OSK Lines, Ltd.	19,867	545,926
Passenger airlines 0.1%
easyJet PLC (A)	12,693	65,792
Japan Airlines Company, Ltd.	2,640	51,293
Professional services 0.8%
Adecco Group AG	2,229	91,552
Bureau Veritas SA	27,399	679,388
Hays PLC	37,864	50,221
Pagegroup PLC	7,609	38,907
Paychex, Inc.	2,090	241,040
SThree PLC	4,134	18,743
Trading companies and distributors 0.8%
Marubeni Corp.	3,679	57,349
Mitsui & Company, Ltd.	2,440	88,499
Reece, Ltd.	46,350	551,720
Sumitomo Corp.	20,052	400,196
Travis Perkins PLC	4,652	47,562
Information technology 10.0%		13,581,920
Communications equipment 1.9%
Cisco Systems, Inc.	44,501	2,392,374
Nokia OYJ	19,670	73,961
Telefonaktiebolaget LM Ericsson, B Shares	15,450	75,269
Electronic equipment, instruments and components 0.4%
Alps Alpine Company, Ltd.	4,330	37,538
Corning, Inc.	5,980	182,211
E Ink Holdings, Inc.	11,683	65,144
Foxconn Technology Company, Ltd.	19,710	35,264
Hon Hai Precision Industry Company, Ltd.	16,204	52,229
Maxell, Ltd.	3,390	37,922
Nippon Chemi-Con Corp. (A)	2,510	27,039
PAX Global Technology, Ltd.	23,114	16,282
Shengyi Technology Company, Ltd., Class A	20,100	42,344
Sunny Optical Technology Group Company, Ltd.	5,814	40,293
IT services 1.7%
Accenture PLC, Class A	580	178,124
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
IT services (continued)
IBM Corp.	9,484	$1,330,605
Itochu Techno-Solutions Corp.	18,552	534,902
Obic Company, Ltd.	307	46,517
Otsuka Corp.	2,209	93,459
SCSK Corp.	5,055	88,133
Semiconductors and semiconductor equipment 4.4%
ams AG (A)	6,172	28,878
Analog Devices, Inc.	3,377	591,279
ASMPT, Ltd.	5,399	48,103
Broadcom, Inc.	1,124	933,572
Intel Corp.	17,072	606,910
MediaTek, Inc.	1,896	43,348
Microchip Technology, Inc.	1,006	78,518
Miraial Company, Ltd.	1,540	14,449
NVIDIA Corp.	607	264,039
NXP Semiconductors NV	860	171,931
Qualcomm, Inc.	6,758	750,543
Realtek Semiconductor Corp.	44,685	548,660
Taiwan Semiconductor Manufacturing Company, Ltd.	35,000	570,718
Texas Instruments, Inc.	8,627	1,371,779
Software 0.4%
The Sage Group PLC	28,039	337,419
TOTVS SA	11,226	60,300
Trend Micro, Inc.	4,513	170,832
Technology hardware, storage and peripherals 1.2%
Apple, Inc.	1,283	219,662
Canon, Inc.	24,222	583,475
Catcher Technology Company, Ltd.	8,178	46,283
Chicony Electronics Company, Ltd.	18,051	64,661
HP, Inc.	13,971	359,055
Lenovo Group, Ltd.	43,933	45,046
Quadient SA	2,139	43,087
Samsung Electronics Company, Ltd.	1,037	52,425
Seagate Technology Holdings PLC	2,243	147,926
Wiwynn Corp.	1,703	79,412
Materials 5.5%		7,506,897
Chemicals 1.2%
BASF SE	6,179	279,692
China BlueChemical, Ltd., H Shares	61,962	15,309
Evonik Industries AG	3,972	72,450
International Flavors & Fragrances, Inc.	888	60,535
KH Neochem Company, Ltd.	2,010	30,819
LyondellBasell Industries NV, Class A	3,023	286,278
Mitsubishi Gas Chemical Company, Inc.	4,670	62,770
Nissan Chemical Corp.	7,325	311,382
PPG Industries, Inc.	996	129,281
Yara International ASA	9,029	340,932
Construction materials 0.2%
Heidelberg Materials AG	1,659	128,490
Holcim, Ltd. (A)	1,131	72,394
Imerys SA	1,010	29,808
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Construction materials (continued)
Semen Indonesia Persero Tbk PT	82,146	$34,104
Taiheiyo Cement Corp.	2,120	37,566
Vicat SA	902	27,534
Containers and packaging 0.0%
Nampak, Ltd. (A)	555	6,216
Metals and mining 3.9%
African Rainbow Minerals, Ltd.	7,817	70,262
Anglo American Platinum, Ltd.	887	33,106
Anglo American PLC	2,497	68,567
Barrick Gold Corp.	4,883	70,931
Barrick Gold Corp. (New York Stock Exchange)	9,065	131,896
BHP Group, Ltd.	20,692	581,255
Centamin PLC	30,961	31,460
Centerra Gold, Inc.	6,261	30,608
Dowa Holdings Company, Ltd.	1,630	50,652
Eldorado Gold Corp. (A)	2,436	21,705
Endeavour Mining PLC	1,977	38,747
Fortescue Metals Group, Ltd.	11,570	153,801
Fresnillo PLC	5,552	37,221
Glencore PLC	8,824	50,248
Gold Fields, Ltd.	42,791	463,803
Impala Platinum Holdings, Ltd.	8,992	46,841
JFE Holdings, Inc.	35,757	523,636
Maruichi Steel Tube, Ltd.	1,790	44,498
Mineral Resources, Ltd.	1,606	68,964
Neturen Company, Ltd.	2,980	19,939
Newcrest Mining, Ltd.	32,936	518,957
Nippon Steel Corp.	23,368	547,468
Norsk Hydro ASA	2,083	13,035
OceanaGold Corp.	15,854	31,049
Rio Tinto PLC	19,158	1,202,978
Rio Tinto PLC, ADR	3,707	235,913
Rio Tinto, Ltd.	2,617	188,759
Zijin Mining Group Company, Ltd., H Shares	31,920	48,391
Paper and forest products 0.2%
Mondi PLC	4,385	73,150
UPM-Kymmene OYJ	5,359	183,497
Real estate 2.3%		3,055,993
Diversified REITs 0.4%
Fibra Uno Administracion SA de CV	35,910	60,065
Land Securities Group PLC	5,136	36,815
Stockland	141,999	355,391
The British Land Company PLC	7,496	28,872
WP Carey, Inc.	728	39,370
Health care REITs 0.2%
Healthcare Realty Trust, Inc.	10,938	167,023
Welltower, Inc.	1,716	140,575
Hotel and resort REITs 0.1%
Host Hotels & Resorts, Inc.	9,014	144,855
Office REITs 0.2%
Nippon Building Fund, Inc.	74	299,666
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Real estate (continued)
Real estate management and development 0.3%
C&D International Investment Group, Ltd.	24,221	$58,703
CK Asset Holdings, Ltd.	12,804	67,254
Daito Trust Construction Company, Ltd.	498	52,456
Land & Houses PCL	382,975	81,892
Mitsubishi Estate Company, Ltd.	5,700	74,362
Retail REITs 0.1%
Simon Property Group, Inc.	1,427	154,159
Specialized REITs 1.0%
Crown Castle, Inc.	8,679	798,728
Digital Realty Trust, Inc.	606	73,338
Gaming and Leisure Properties, Inc.	5,284	240,686
Weyerhaeuser Company	5,929	181,783
Utilities 6.4%		8,739,999
Electric utilities 4.1%
American Electric Power Company, Inc.	3,348	251,837
CEZ AS	4,239	180,227
Duke Energy Corp.	13,193	1,164,414
Edison International	9,161	579,800
Exelon Corp.	26,154	988,360
Iberdrola SA	51,940	580,920
Mercury NZ, Ltd.	142,896	522,130
NextEra Energy, Inc.	3,159	180,979
NRG Energy, Inc.	14,190	546,599
Terna - Rete Elettrica Nazionale	40,727	306,326
The Southern Company	2,093	135,459
Verbund AG	1,086	88,348
Gas utilities 0.2%
APA Group	7,301	38,840
ENN Energy Holdings, Ltd.	30,860	254,292
Independent power and renewable electricity producers 0.3%
Meridian Energy, Ltd.	102,218	314,358
Ratch Group PCL	43,565	37,635
Multi-utilities 1.8%
Dominion Energy, Inc.	4,435	198,111
Engie SA	66,619	1,021,680
National Grid PLC	90,408	1,081,221
Sempra	3,174	215,927
Water utilities 0.0%

Cia de Saneamento Basico do Estado de Sao Paulo	4,327	52,536

Preferred securities 0.8%		$1,183,417
(Cost $997,568)
Consumer discretionary 0.7%		1,000,472
Automobiles 0.7%
Hyundai Motor Company	5,812	451,822
Hyundai Motor Company, 2nd Preferred	5,545	434,670
Volkswagen AG	992	113,980
Consumer staples 0.1%		72,847
Household products 0.1%
Henkel AG & Company KGaA	1,023	72,847
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy 0.0%		$63,387
Oil, gas and consumable fuels 0.0%
Raizen SA	89,000	63,387
Materials 0.0%		46,711
Chemicals 0.0%

FUCHS SE	1,205	46,711

Exchange-traded funds 0.1%		$68,147
(Cost $71,141)
iShares Core MSCI EAFE ETF	1,059	68,147
Closed-end funds 0.0%		$28,842
(Cost $16,165)
Sprott Physical Uranium Trust (A)	1,690	28,842

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(C)	500,000	0
Short-term investments 1.6%		$2,200,000
(Cost $2,200,000)
Repurchase agreement 1.6%		2,200,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-29-23 at 5.290% to be repurchased at $2,200,970 on 10-2-23, collateralized by $1,326,674 Federal National Mortgage Association, 3.000% - 7.000% due 3-1-32 to 8-1-56 (valued at $1,202,878) and $1,034,400 U.S. Treasury Notes, 1.375% due 9-30-23 (valued at $1,041,123)	2,200,000	2,200,000

Total investments (Cost $141,260,252) 98.2%	$133,768,265
Other assets and liabilities, net 1.8%	2,385,473
Total net assets 100.0%	$136,153,738

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The fund had the following country composition as a percentage of net assets on 9-30-23:
United States	44.0%
Japan	12.3%
United Kingdom	8.3%
France	5.0%
Switzerland	3.7%
Germany	2.6%
Australia	2.5%
Canada	2.3%
Spain	2.0%
Norway	1.8%
Other countries	15.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	30	Long	Dec 2023	$6,758,286	$6,488,250	$(270,036)
Euro STOXX 50 Index Futures	292	Short	Dec 2023	(13,158,607)	(12,978,464)	180,143
FTSE 100 Index Futures	80	Short	Dec 2023	(7,414,961)	(7,487,509)	(72,548)
MSCI EAFE Index Futures	40	Short	Dec 2023	(4,212,612)	(4,083,000)	129,612
MSCI Emerging Markets Index Futures	32	Short	Dec 2023	(1,574,965)	(1,528,800)	46,165
TOPIX Index Futures	31	Short	Dec 2023	(4,850,360)	(4,819,894)	30,466
						$43,802
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,533,074	CAD	3,435,000	MSI	12/20/2023	$958	—
USD	3,085,856	CHF	2,720,000	BNP	12/20/2023	88,276	—
USD	10,707,564	EUR	9,955,000	DB	12/20/2023	144,053	—
USD	9,332,105	GBP	7,483,000	BNP	12/20/2023	197,132	—
USD	8,625,088	JPY	1,244,100,000	MSI	12/20/2023	192,592	—
USD	2,514,366	NOK	26,800,000	BNP	12/20/2023	3,469	—
						$626,480	—

Derivatives Currency Abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
DB	Deutsche Bank AG
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2023, by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$5,165,533	$1,488,284	$3,677,249	—
Consumer discretionary	10,205,412	3,235,592	6,969,820	—
Consumer staples	10,668,687	7,307,048	3,361,639	—
Energy	13,163,600	6,870,657	6,292,943	—
Financials	31,749,339	10,815,453	20,931,604	$2,282
Health care	13,778,215	9,947,876	3,830,339	—
Industrials	12,672,264	4,147,037	8,525,227	—
Information technology	13,581,920	9,638,828	3,943,092	—
Materials	7,506,897	1,036,943	6,469,954	—
Real estate	3,055,993	2,000,582	1,055,411	—
Utilities	8,739,999	4,314,022	4,425,977	—
|	15

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Consumer discretionary	$1,000,472	—	$1,000,472	—
Consumer staples	72,847	—	72,847	—
Energy	63,387	$63,387	—	—
Materials	46,711	—	46,711	—
Exchange-traded funds	68,147	68,147	—	—
Closed-end funds	28,842	28,842	—	—
Escrow certificates	—	—	—	—
Short-term investments	2,200,000	—	2,200,000	—
Total investments in securities	$133,768,265	$60,962,698	$72,803,285	$2,282
Derivatives:
Assets
Futures	$386,386	$386,386	—	—
Forward foreign currency contracts	626,480	—	$626,480	—
Liabilities
Futures	(342,584)	(342,584)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
16	|